Staff costs (Tables)	12 Months Ended
Dec. 31, 2021
Staff costs
Staff costs

	Year ended December 31,
	2021	2020	2019

	(Euro, in thousands)
Wages and salaries	€(175,167)	€(139,681)	€(113,660)
Social security costs	(29,934)	(26,471)	(14,566)
Pension costs	(8,467)	(7,337)	(4,715)
Costs related to subscription right plans	(70,726)	(79,959)	(38,297)
Other personnel costs	(11,237)	(9,897)	(6,399)
Total personnel costs	€(295,531)	€(263,345)	€(177,637)